Schedule of Components of Net Transfers from Ph Pharma (Details) - USD ($)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Selling, general and administrative	$ 1,975,000	$ 1,709,000		$ 7,139,000	$ 6,616,000		$ 9,664,000	$ 11,356,000
Peak Bio, Inc. [Member]
Related Party Transaction [Line Items]
Selling, general and administrative		$ 1,380,072	$ 1,756,801		$ 4,796,616	$ 7,060,681		$ 8,292,072	$ 8,531,276
pH Pharma Ltd [Member] | Peak Bio, Inc. [Member]
Related Party Transaction [Line Items]
Research and development									482,160
Selling, general and administrative									72,345
Accounts payable and general financing activities									809,469
Net increase in contributions from member									$ 1,363,974